Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	CONESTOGA FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001175813
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 17, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 17, 2023
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
CONESTOGA MICRO CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CONESTOGA FUNDS (the “Trust”)

CONESTOGA Micro Cap FUND

Supplement dated February 17, 2023

To the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”),

each dated January 31, 2023

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, SUMMARY PROSPECTUS AND SAI. THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND SAI, AS APPLICABLE.

On February 16, 2023, the Trust’s Board of Trustees approved a change to the name of the Conestoga Micro Cap Fund (the “Fund”) to the “Conestoga Discovery Fund.” The name change for the Fund will be effective on or about April 18, 2023. There will be no change to the Fund’s investment objective, principal investment strategies or investment limitations as a result of the name change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE